SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Tax percentage		10.20%
AATP HK [Member]
Tax percentage	6.20%	0.20%
AATP LB, ASL, SEA, WATP, and DSY [Member]
Tax percentage	6.70%
AATP LB, ASL, SEA and WATP [Member]
Tax percentage		1.30%